Segment Reporting (Schedule of Geographical Information) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended																	6 Months Ended		12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 323,900	$ 296,767	[1]	$ 281,393	[2]	$ 276,976	[3],[4]	$ 268,051	[5]	$ 261,770	[6],[7]	$ 256,551	[8]	$ 250,025	[10],[9]	$ 236,008	[11]	$ 644,500	$ 545,100	$ 1,123,187	$ 1,004,354	$ 375,526
Long-lived assets		3,642,983								3,214,615										3,642,983	3,214,615	961,921
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue																				1,052,778	946,502	375,526
Long-lived assets		3,212,758								3,094,392										3,212,758	3,094,392	961,921
UNITED KINGDOM
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue																				70,271	57,488
Long-lived assets		429,879								120,221										429,879	120,221
JAPAN
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue																				138	364
Long-lived assets		$ 346								$ 2										$ 346	$ 2

[1]	The Company realized an increase in revenue and operating expenses beginning May 16, 2014 as a result of the acquisition of Geo.
[2]	The Company realized an increase in revenue and operating expenses beginning March 4, 2014 as a result of the acquisition of CoreXchange.
[3]	The Company realized an increase in revenue and operating expenses beginning October 1, 2013 as a result of the acquisition of Access.
[4]	The Company realized an increase in revenue and operating expenses beginning October 2, 2013 as a result of the acquisition of Fiberlink.
[5]	The Company realized an increase in revenue and operating expenses beginning August 1, 2013 as a result of the acquisition of Corelink.
[6]	The Company realized an increase in revenue and operating expenses beginning June 1, 2013 as a result of the acquisition of Core NAP.
[7]	During the quarter ended June 30, 2013, the Company recognized a charge of $10,197 for lease termination costs related to exit activities initiated for unutilized space associated with leased office and technical facilities-see Note 15-Commitments and Contingencies.
[8]	The Company realized an increase in revenue and operating expenses beginning December 31, 2012 as a result of the acquisition of Litecast.
[9]	The Company realized an increase in revenue and operating expenses beginning October 1, 2012 as a result of the acquisition of USCarrier.
[10]	The Company realized an increase in revenue and operating expenses beginning December 14, 2012 as a result of the acquisition of First Telecom.
[11]	The Company realized an increase in revenue and operating expenses beginning August 31, 2012 as a result of the acquisition of FiberGate.